PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Old Glory Holding Co [Member]
SCHEDULE OF PROPERTY EQUIPMENT
	2025	2024

Land	$58	$58
Buildings and improvements	410	392
Furniture, fixtures, and equipment	972	948
Total premises and equipment	1,440	1,398
Less accumulated depreciation	(1,017)	(920)

Premises and equipment	$423	$478

Depreciation expense	$97	$91